Stockholders' Equity and Stock Based Compensation (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Remaining Contractual Life (in yrs.)	9 years 7 months 6 days
Weighted Average Exercise Price, Outstanding	$ 0.64
Number of shares, Exercisable	5,500,000
Weighted Average Exercise Price, Exercisable	$ 0.64
0.10 Exercise Price [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	$ 0.10	$ 0.10
Weighted Average Number Outstanding	1,750,000	1,750,000
Outstanding Remaining Contractual Life (in yrs.)	1 year 6 months 4 days	2 years
Weighted Average Exercise Price, Outstanding	$ 0.10	$ 0.10
Number of shares, Exercisable	1,750,000	1,750,000
Weighted Average Exercise Price, Exercisable	$ 0.10	$ 0.10
0.15 Exercise Price [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	$ 0.15	$ 0.15
Weighted Average Number Outstanding	1,000,000	1,000,000
Outstanding Remaining Contractual Life (in yrs.)	3 years 10 months 6 days	4 years 6 months
Weighted Average Exercise Price, Outstanding	$ 0.15	$ 0.15
Number of shares, Exercisable	1,000,000
Weighted Average Exercise Price, Exercisable	$ 0.15
0.50 Exercise Price [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	$ 0.50	$ 0.50
Weighted Average Number Outstanding	500,000	500,000
Outstanding Remaining Contractual Life (in yrs.)	4 years 4 days	4 years 9 months
Weighted Average Exercise Price, Outstanding	$ 0.50	$ 0.50
Number of shares, Exercisable	500,000
Weighted Average Exercise Price, Exercisable	$ 0.50
1.00 Exercise Price [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	$ 1.00	$ 1.00
Weighted Average Number Outstanding	1,000,000	1,000,000
Outstanding Remaining Contractual Life (in yrs.)	2 years 3 months 18 days	4 years 6 months
Weighted Average Exercise Price, Outstanding	$ 1.00	$ 1.00
Number of shares, Exercisable	1,000,000	1,000,000
Weighted Average Exercise Price, Exercisable	$ 1.00	$ 1.00
0.37 Exercise Price [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	$ 0.37	$ 0.37
Weighted Average Number Outstanding	4,250,000	4,250,000
Outstanding Remaining Contractual Life (in yrs.)	2 years 11 months 1 day	3 years 10 months 24 days
Weighted Average Exercise Price, Outstanding	$ 0.37	$ 0.37
Number of shares, Exercisable	4,250,000	2,750,000
Weighted Average Exercise Price, Exercisable	$ 0.37	$ 0.43